Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,687	$ 8,285	$ 17,950
Internally generated fuel cell intangible assets | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	168	1,199
ERP management reporting software system | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,912	4,825
Intellectual property acquired from UTC
Disclosure of detailed information about intangible assets [line items]
Intangible assets	970	1,417
Intellectual property acquired from H2 Logic A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	43
Intellectual property acquired from Ballard Unmanned Systems (formerly Protonex)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	630	787
Intellectual property acquired by Ballard Power Systems Europe | Intellectual property acquired by Ballard Power Systems Europe
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 7	$ 14